Schedule of prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Prepayment for purchases	$ 138,334	$ 43,481
Prepaid sales tax	88,546	42,629
Prepaid cash incentive	46,006	115,420
Other prepayments	246,931	52,238
Prepayments	$ 519,817	$ 253,768